Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions	Provisions

	Legal contingencies	Indirect tax	Onerous contracts	Other	Total
	(in € millions)
Carrying amount at January 1, 2022	4	8	10	7	29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	6	4	19	—	29
Reversal of unutilized amounts	—	(4)	(2)	(1)	(7)
Exchange differences	1	1	1	—	3
Utilized	(1)	(1)	(23)	—	(25)
Carrying amount at December 31, 2022	10	8	5	6	29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	4	3	9	—	16
Reversal of unutilized amounts	(2)	(3)	(3)	(2)	(10)
Exchange differences	1	—	—	—	1
Utilized	(2)	—	(10)	—	(12)
Carrying amount at December 31, 2023	11	8	1	4	24
As at December 31, 2022
Current portion	10	8	5	3	26
Non-current portion	—	—	—	3	3
As at December 31, 2023
Current portion	11	8	1	1	21
Non-current portion	—	—	—	3	3
Legal contingencies
Various legal actions, proceedings, and claims are pending or may be instituted or asserted against the Group. The results of such legal proceedings are difficult to predict, and the extent of the Group’s financial exposure is difficult to estimate. The Group records a provision for contingent losses when it is both probable that a liability has been incurred, and the amount of the loss can be reasonably estimated.
As of April 2019, the Group's settlement of the Ferrick et al. v. Spotify USA Inc., No. 1:16-cv-8412-AJN (S.D.N.Y.), putative class action lawsuit, which alleged that the Group unlawfully reproduced and distributed musical compositions without obtaining licenses, was final and effective. Even with the effectiveness of the settlement, we may still be subject to claims of copyright infringement by rights holders who have purported to opt out of the settlement or who may not otherwise be covered by its terms. The Music Modernization Act of 2018 contains a limitation of liability with respect to such lawsuits filed on or after January 1, 2018. Rights holders may, nevertheless, file lawsuits, and may argue that they should not be bound by this limitation of liability. For example, in August 2019, the Eight Mile Style, LLC et al v. Spotify USA Inc., No. 3:19-cv-00736-AAT, lawsuit was filed against us in the U.S. District Court for the Middle District of Tennessee, alleging both that the Group does not qualify for the limitation of liability in the Music Modernization Act and that the limitation of liability is unconstitutional and, thus, not valid law. The Group intends to vigorously defend this lawsuit, including plaintiffs' challenges to the limitation of liability in the Music Modernization Act.
Indirect tax
The Group has indirect tax provisions that relate primarily to potential non-income tax obligations in various jurisdictions. The Group recognizes provisions for claims or indirect taxes when it determines that an unfavorable outcome is probable and the amount of loss can be reasonably estimated.
Onerous contracts
Onerous contracts represent contracts where the unavoidable cost of meeting the obligations exceeds the expected revenue.
Other
The Group has obligations under lease agreements to return the leased assets to their original condition. An obligation to return the leased asset to their original condition upon expiration of the lease is accounted for as asset retirement obligations. The obligations are expected to be settled at the end of the lease terms.